UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7590

John Hancock Patriot Preferred Dividend Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02110
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette
Senior Attorney and Assistant Secretary
601 Congress Street
Boston, Massachusetts 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:      May 31

Date of reporting period:     May 31, 2005

ITEM 1.  REPORT TO SHAREHOLDERS.


JOHN HANCOCK
Patriot Preferred Dividend Fund

5.31.2005

Annual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of Keith F. Hartstein, President and Chief Executive Officer of John Hancock Funds, LLC, flush left next to first paragraph.]

CEO CORNER

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

Fund's investments
page 6

Financial statements
page 9

Trustees & officers
page 24

For more information
page 29


To Our Shareholders,

I am pleased to be writing to you as the new President and Chief Executive Officer of John Hancock Funds, LLC, following the departure of James A. Shepherdson to pursue other opportunities. In addition, on July 25, 2005, your fund's Board of Trustees appointed me to the roles of President and Chief Executive Officer of your fund.

As a means of introduction, I have been involved in the mutual fund industry since 1985. I have been with John Hancock Funds for the last 15 years, most recently as executive vice president of retail sales and marketing and a member of the company's executive and investment committees. In my former capacity, I was responsible for all aspects of the distribution and marketing of John Hancock Funds' open-end and closed-end mutual funds. Outside of John Hancock, I have served as Chairman of the Investment Company Institute (ICI) Sales Force Marketing Committee since September of 2003.

It is an exciting time to be at John Hancock Funds, and I am grateful for the opportunity to lead and shape its further growth. With the acquisition of John Hancock by Manulife Financial Corporation in April 2004, we are receiving broad support toward the goal of providing our shareholders with excellent investment opportunities and a more complete lineup of choices for the discerning investor.

As you may have read, John Hancock recently entered into an agreement with GMO, a Boston-based institutional money manager, to acquire eight of their mutual funds. In addition, we are in the process of adding five "Lifestyle Portfolio" funds-of-funds that blend multiple fund offerings from internal and external money managers to create a broadly diversified asset allocation portfolio. Look for more information about these exciting additions to the John Hancock family of funds in your fourth quarter shareholder newsletter.

Although there has been a change in executive-level management, rest assured that the one thing that never wavers is John Hancock Funds' commitment to placing the needs of shareholders above all else. We are all dedicated to the task of working with you and your financial advisors to help you reach your long-term financial goals.

Sincerely,

/S/ Keith F. Hartstein

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO's views as of May 31, 2005. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks to
provide high current
income, consistent
with preservation of
capital, by normally
investing at least
80% of its assets in
dividend-paying
securities.

Over the last twelve months

* Preferred stocks posted strong gains, fueled by robust demand, limited supply and dividend tax reform.

* The Fund outpaced its peer group, benefiting from good security selection.

* High quality, tax-advantaged preferred stocks and convertible securities aided performance.

[Bar chart with heading "John Hancock Patriot Preferred Dividend Fund." Under the heading is a note that reads "Fund performance for the year ended May 31, 2005." The chart is scaled in increments of 15% with 0% at the bottom and 30% at the top. The first bar represents the Fund's 18.57% net asset value and the second bar represents the Fund's 20.77% market value. A note below the chart reads "The total returns for the Fund are with all distributions reinvested. The performance data contained within this material represents past performance, which does not guarantee future results."]

Top 10 issuers

 4.8%   Lehman Brothers Holdings, Inc.
 4.7%   Citigroup, Inc.
 4.6%   Bear Stearns Cos., Inc.
 4.5%   HSBC USA, Inc.
 4.3%   Devon Energy Corp.
 4.1%   Apache Corp.
 4.1%   Alabama Power Co.
 3.9%   Anadarko Petroleum Corp.
 3.7%   SLM Corp.
 3.6%   Bank of America Corp.

As a percentage of net assets plus the value of preferred shares on May
31, 2005.

BY GREGORY K. PHELPS AND MARK T. MALONEY FOR THE PORTFOLIO
MANAGEMENT TEAM

MANAGERS'
REPORT

JOHN HANCOCK
Patriot Preferred
Dividend Fund

Dividend-paying securities posted strong gains for the 12 months ended May 31, 2005, overcoming scattered bouts of weakness during the year. Preferred stocks -- which are the primary emphasis of John Hancock Patriot Preferred Dividend Fund -- began the period on somewhat rocky footing when the Federal Reserve Board began to raise interest rates, triggering a late-spring Treasury market sell-off and putting pressure on preferred-stock prices. Because preferreds make fixed payments in the form of dividends, their prices tend to follow those of U.S. Treasury securities.

Despite evidence of a strengthening economy and additional short-term interest rate hikes by the Federal Reserve Board, preferred-stock prices generally moved higher throughout the remainder of 2004, mirroring a somewhat positive tone in the U.S. Treasury market. That rally was based on investors' confidence that even though the Fed might continue to raise rates, those rate hikes would be small and measured given the potential for record high oil prices and higher interest rates themselves to dampen economic growth. Preferred stocks were further boosted by the combination of constrained supply and strong demand. Supply was muted, as fewer companies issued new preferred securities, while others bought back their outstanding shares. Demand was fueled by investors' appetite for yield, particularly in light of the fact that changes in the federal tax code in 2003 helped to make ownership of certain dividend-yielding stocks more attractive.

"Dividend-paying securities
 posted strong gains for
 the 12 months ended
 May 31, 2005..."

From about mid February through mid April, preferred stocks weakened a bit in response to a series of developments that suggested further interest rate hikes were in the offing. But from mid April through the end of the period on May 31, 2005 preferred stocks regained much of their lost ground, as Treasury prices rallied on concerns that economic growth was stalling and on turbulence in the equity markets.

[Photos of Greg Phelps and Mark Maloney flush right next to first paragraph.]

Utility common stocks

As well as preferred stocks performed, utility common stocks posted far stronger gains during the period. There was robust investor demand for utility common stocks due to their high dividend payouts, which were very attractive in a still-low interest rate environment. Additionally, investors became increasingly more bullish on the group in response to utility companies' continued fundamental improvement, particularly their reduced debt levels and improved balance sheets.

"The strong demand for tax-advan
 taged preferred holdings helped
 support many of our holdings that
 sported that feature."

Performance

For the 12 months ended May 31, 2005, John Hancock Patriot Preferred Dividend Fund returned 18.57% at net asset value and 20.77% at market value. The difference in the Fund's net asset value (NAV) performance and its market performance stems from the fact that the market share price is subject to the dynamics of secondary market trading, which could cause it to trade at a discount or premium to the Fund's NAV share price at any time. By comparison, the average income and preferred stock closed-end fund returned 15.18% at net asset value, according to Lipper, Inc. In the same 12-month period, the Dow Jones Utility Average -- which tracks the performance of 15 electric and natural gas utilities -- returned 37.05%, and the broader stock market, as measured by the Standard & Poor's 500 Index, returned 8.24%.

Tax-advantaged holdings among top performers

The strong demand for tax-advantaged preferred holdings helped support many of our holdings that sported that feature. A good example was Baltimore Gas & Electric Co., a regulated electric and gas public utility in central Maryland. It also benefited from the fact that it carried a high coupon, which helped cushion its price declines, and the fact that there is limited supply of this high-quality holding. Southern Union Co. also enjoyed relatively good performance for similar reasons. On the flip side, our lower-coupon holdings in Royal Bank of Scotland, a major commercial bank, proved somewhat disappointing.

[Table at top left-hand side of page entitled "Industry distribution 1." The first listing is Electric utilities 18%, the second is Oil and gas exploration & production 14%, the third is Multi-utilities & unregulated power 12%, the fourth is Investment banking & brokerage 9%, the fifth is Other diversified financial services 8%, the sixth is Gas utilities 8%, the seventh is Diversified banks 5%, the eighth is Regional banks 5%, the ninth is Consumer finance 4%, the tenth is Agricultural products 3%, the eleventh is Integrated oil and gas 3%, the twelfth is Trucking 3%, the thirteenth is Diversified chemicals 2% and the fourteenth is Integrated telecommunication services 1%.]

Oil and gas-related utility stocks also post strong results

Rising energy prices provided the fuel for improved company profitability and higher prices for some of our holdings in utility common stocks involved with oil and gas production. Among the best performers were our common-stock holdings in Dominion Resources, one of the nation's largest producers of energy. Another winner in this segment was NiSource Inc., which is engaged in natural gas transmission, storage and distribution, as well as electric generation, transmission and distribution. Among our preferred-stock holdings in this sector, we had strong performances from Anadarko Petroleum Corp., Apache Corporation and Devon Energy Corp.

[Pie chart at middle of page with heading "Portfolio diversification 1." The chart is divided into three sections (from top to left): Preferred stocks 82%, Common stocks 13% and Short-term investments & other 5%.]

Outlook

In our view, the Fed probably hasn't yet reached the end of its campaign to raise short-term interest rates to cool economic growth and potential inflationary pressures. This could pose periodic short-term challenges for dividend-producing securities. Over the longer-term, however, we're more upbeat, especially given the fact that we believe a good portion, if not all, of future interest rate hikes already have been factored into preferred and utility common stock prices. Furthermore, there are already some tangible signs that economic growth has cooled as rates have moved higher. Still-high oil prices will also probably act as a drag on economic growth, most likely by reducing consumers' disposable income and raising corporate America's cost of doing business. Economic weakness in Japan and Europe could also act as a drag on the U.S. economy by limiting U.S. companies' ability to export goods and services to those regions. We believe that a slower-growth, low-inflationary environment will provide a favorable backdrop for both preferred and utility common stocks. That, coupled with what we believe will continue to be a favorable supply and demand backdrop, could benefit many dividend-paying securities in the months to come.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "PERIOD'S PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Baltimore Gas & Electric followed by an up arrow with the phrase "High yield helps stock weather market decline." The second listing is Dominion Resources followed by an up arrow with the phrase "Rising energy prices boost financial performance." The third listing is Royal Bank of Scotland followed by a down arrow with the phrase "Low coupon offers little cushion against market selloff."]

"We believe that a slower-growth,
 low-inflationary environment
 will provide a favorable backdrop
 for both preferred and utility
 common stocks."

This commentary reflects the views of the management team through the end of the Fund's period discussed in this report. The team's statements reflect their own opinions. As such they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 As a percentage of the Fund's portfolio on May 31, 2005.

FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
May 31, 2005

This schedule is divided into three main categories: common stocks, preferred stocks and short-term investments. Stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.


Issuer                                                                                         Shares           Value
Common stocks 19.37%                                                                                      $20,245,309
(Cost $17,636,067)

Electric Utilities 5.43%                                                                                    5,674,870
Alliant Energy Corp.                                                                           60,000       1,656,000
NSTAR                                                                                          50,000       2,927,000
Progress Energy, Inc., (Contingent Value Obligation) (B)(I)                                    37,500           4,500
Xcel Energy, Inc.                                                                              59,000       1,087,370

Gas Utilities 5.01%                                                                                         5,235,340
KeySpan Corp.                                                                                  81,000       3,218,940
NiSource, Inc.                                                                                 34,000         819,400
Peoples Energy Corp.                                                                           28,000       1,197,000

Integrated Telecommunication Services 0.63%                                                                   656,064
SBC Communications, Inc.                                                                       12,550         293,419
Verizon Communications, Inc.                                                                   10,250         362,645

Multi-Utilities & Unregulated Power 8.30%                                                                   8,679,035
Dominion Resources, Inc.                                                                       27,500       1,933,525
DTE Energy Co.                                                                                 30,000       1,426,200
Sierra Pacific Resources (I)                                                                  215,000       2,569,250
TECO Energy, Inc.                                                                              62,000       1,096,160
WPS Resources Corp.                                                                            30,000       1,653,900

                                                                                 Credit
Issuer, description                                                              rating (A)    Shares           Value
Preferred stocks 123.09%                                                                                 $128,701,775
(Cost $123,780,879)

Agricultural Products 4.95%                                                                                 5,171,250
Ocean Spray Cranberries, Inc., 6.25%, Ser A (S)                                  BB+           60,000       5,171,250

Consumer Finance 5.54%                                                                                      5,792,350
SLM Corp., 6.97%, Ser A                                                          BBB+         101,000       5,792,350

See notes to
financial statements.


6


FINANCIAL STATEMENTS

                                                                                 Credit
Issuer, description                                                              rating (A)    Shares           Value
Diversified Banks 7.77%                                                                                    $8,127,075
Bank of America Corp., 6.75%, Depositary Shares,
Ser VI                                                                           A            102,100       5,692,075
Royal Bank of Scotland Group Plc, 5.75%,
Ser L (United Kingdom)                                                           A            100,000       2,435,000

Diversified Chemicals 3.11%                                                                                 3,254,400
Du Pont (E.I.) de Nemours & Co., $4.50, Ser B                                    A             33,900       3,254,400

Electric Utilities 21.37%                                                                                  22,340,556
Alabama Power Co., 5.20%                                                         BBB+         251,400       6,400,644
Boston Edison Co., 4.78%                                                         BBB+          19,072       1,807,072
Duquesne Light Co., 6.50%                                                        BB+          100,000       5,222,000
Interstate Power & Light Co., 7.10%, Ser C                                       BBB-          32,000         871,002
Northern Indiana Public Service Co., 4.88% (G)                                   BB+            6,925         662,203
Northern Indiana Public Service Co., 7.44%                                       BB+           15,150       1,557,609
PSI Energy, Inc., 6.875%                                                         BBB-          14,350       1,446,910
Sierra Pacific Power Co., 7.80%, Ser 1 (Class A)                                 CCC+         110,000       2,783,000
Union Electric Co., $3.70                                                        BBB           12,262         954,521
Wisconsin Public Service Corp., 6.76%                                            A-             6,095         635,595

Gas Utilities 6.92%                                                                                         7,240,486
Southern Union Co., 7.55%                                                        BB+          201,200       5,422,340
Southwest Gas Capital II, 7.70%                                                  BB            68,300       1,818,146

Integrated Oil & Gas 4.77%                                                                                  4,989,006
Coastal Finance I, 8.375%                                                        CCC-         199,800       4,989,006

Integrated Telecommunication Services 0.95%                                                                   994,000
Telephone & Data Systems, Inc., 6.625%                                           A-            40,000         994,000

Investment Banking & Brokerage 14.15%                                                                      14,800,490
Bear Stearns Cos., Inc. (The), 5.72%, Depositary
Shares, Ser F                                                                    BBB           40,000       2,042,000
Bear Stearns Cos., Inc. (The), 6.15%, Depositary
Shares, Ser E                                                                    BBB          100,600       5,195,990
Lehman Brothers Holdings, Inc., 5.67%, Depositary
Shares, Ser D                                                                    BBB+          48,000       2,376,000
Lehman Brothers Holdings, Inc., 5.94%, Depositary
Shares, Ser C                                                                    BBB+         102,500       5,186,500

Multi-Utilities & Unregulated Power 8.90%                                                                   9,302,509
Baltimore Gas & Electric Co., 6.99%, Ser 1995                                    Baa1          20,000       2,106,876
Energy East Capital Trust I, 8.25%                                               BBB-         168,000       4,383,120
PSEG Funding Trust II, 8.75%                                                     BB+           30,000         818,700
Public Service Electric & Gas Co., 6.92%                                         BB+           19,000       1,993,813

See notes to
financial statements.


7


FINANCIAL STATEMENTS

                                                                                 Credit
Issuer, description                                                              rating (A)    Shares           Value
Oil & Gas Exploration & Production 21.58%                                                                 $22,566,825
Anadarko Petroleum Corp., 5.46%, Depositary Shares, Ser B                        BBB-          61,489       6,123,923
Apache Corp., 5.68%, Depositary Shares, Ser B                                    BBB           62,200       6,426,037
Devon Energy Corp., 6.49%, Ser A                                                 BB+           63,500       6,715,125
Nexen, Inc., 7.35% (Canada)                                                      BB+          124,500       3,301,740

Other Diversified Financial Services 12.06%                                                                12,611,600
Citigroup, Inc., 6.213%, Depositary Shares, Ser G                                A             52,000       2,774,200
Citigroup, Inc., 6.231%, Depositary Shares, Ser H                                A             88,700       4,612,400
JPMorgan Chase & Co., 6.625%, Depositary Shares, Ser H                           A-           100,000       5,225,000

Regional Banks 6.72%                                                                                        7,011,228
HSBC USA, Inc., $2.8575 (G)                                                      A1           133,700       7,011,228

Trucking 4.30%                                                                                              4,500,000
AMERCO, 8.50%, Ser A                                                             CCC+         180,000       4,500,000

                                                                                 Interest   Par value
Issuer, maturity date                                                            rate           (000)          Value
Short-term investments 6.99%                                                                               $7,314,000
(Cost $7,314,000)

Commercial Paper 6.99%                                                                                      7,314,000
ChevronTexaco Corp., 06-01-05                                                    2.940%        $7,314       7,314,000

Total investments 149.45%                                                                                $156,261,084

Other assets and liabilities, net 0.76%                                                                      $799,285

Fund preferred shares, at value (50.21%)                                                                 ($52,500,000)

Total net assets 100.00%                                                                                 $104,560,369

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available, unless indicated otherwise.

(B) This security is fair valued in good faith under procedures established by the Board of Trustees.

(G) Security rated internally by John Hancock Advisers, LLC.

(I) Non-income-producing security.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such security may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $5,171,250 or 4.95% of the Fund's net assets as of May 31, 2005.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

May 31, 2005

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value for each
common share.

Assets
Investments at value (cost $148,730,946)                         $156,261,084
Cash                                                                      672
Receivable for investments sold                                       672,239
Dividends receivable                                                  357,324
Other assets                                                           20,752

Total assets                                                      157,312,071

Liabilities
Payable to affiliates
Management fees                                                       108,232
Other                                                                  20,293
Other payables and accrued expenses                                    83,429

Total liabilities                                                     211,954

Auction Rate Preferred Shares (ARPS), and accrued
dividends, unlimited number of shares of beneficial
interest authorized with no par value, 525 shares
issued, liquidation preference of $100,000 per share               52,539,748

Net assets
Common shares capital paid-in                                      98,893,287
Accumulated net realized loss on investments                       (4,645,741)
Net unrealized appreciation of investments                          7,530,138
Accumulated net investment income                                   2,782,685

Net assets applicable to common shares                           $104,560,369

Net asset value per common share
Based on 7,257,200 shares of beneficial interest
outstanding -- unlimited number of shares
authorized with no par value                                           $14.41

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the year ended
May 31, 2005

This Statement
of Operations
summarizes the
Fund's investment
income earned and
expenses incurred
in operating the
Fund. It also shows
net gains (losses)
for the period
stated.

Investment income
Dividends                                                          $9,963,964
Interest                                                               88,671

Total investment income                                            10,052,635

Expenses
Investment management fees                                          1,224,314
Administration fees                                                   229,559
ARPS auction fees                                                     138,848
Registration and filing fees                                           57,122
Professional fees                                                      43,970
Transfer agent fees                                                    39,120
Custodian fees                                                         33,736
Printing                                                               42,889
Trustees' fees                                                          6,899

Total expenses                                                      1,816,457

Net investment income                                               8,236,178

Realized and unrealized gain (loss)

Net realized loss on investments                                   (1,972,488)
Change in net unrealized appreciation (depreciation)
of investments                                                     11,449,900

Net realized and unrealized gain                                    9,477,412

Distributions to ARPS                                              (1,030,902)

Increase in net assets from operations                            $16,682,688

See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund's net assets
has changed
during the last
two  periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses
and distributions,
if any, paid to
shareholders.
                                                         Year          Year
                                                        ended         ended
                                                      5-31-04       5-31-05
Increase (decrease) in net assets
From operations

Net investment income                              $7,406,617    $8,236,178
Net realized gain (loss)                              263,572    (1,972,488)
Change in net unrealized
appreciation (depreciation)                           392,661    11,449,900
Distributions to ARPS                                (574,495)   (1,030,902)

Increase in net assets resulting
from operations                                     7,488,355    16,682,688

Distributions to common shareholders
From net investment income                         (8,084,520)   (6,270,220)

Net assets
Beginning of period                                94,744,066    94,147,901

End of period 1                                   $94,147,901  $104,560,369

1 Includes accumulated net investment income of $1,847,507 and $2,782,685, respectively.

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

FINANCIAL
HIGHLIGHTS

COMMON SHARES


The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

Period ended                                           5-31-01     5-31-02     5-31-03     5-31-04     5-31-05
Per share operating performance
Net asset value,
beginning of period                                     $11.76      $12.96      $12.39      $13.06      $12.97
Net investment income 1                                   1.24        1.18        1.08        1.02        1.13
Net realized and unrealized
gain (loss) on investments                                1.16       (0.73)       0.56        0.08        1.32
Distributions to ARPS                                    (0.34)      (0.16)      (0.11)      (0.08)      (0.15)
Total from
investment operations                                     2.06        0.29        1.53        1.02        2.30
Less distributions to
common shareholders
From net investment income                               (0.86)      (0.86)      (0.86)      (1.11)      (0.86)
Net asset value, end of period                          $12.96      $12.39      $13.06      $12.97      $14.41
Per share market value,
end of period                                           $11.75      $12.47      $13.07      $12.00      $13.58
Total return at market value 2 (%)                       23.81       13.76       12.50       (0.24)      20.77

Ratios and supplemental data
Net assets applicable to common
shares, end of period (in millions)                        $94         $90         $95         $94        $105
Ratio of expenses to average
net assets 3 (%)                                          1.91        1.96        2.11        1.88        1.81
Ratio of net investment income to
average net assets 4 (%)                                  9.89        9.09        9.21        7.60        8.19
Portfolio turnover (%)                                      10          16           9           7          11
Senior securities
Total value of ARPS outstanding
(in millions)                                              $53         $53         $53         $53         $53
Involuntary liquidation preference
per unit (in thousands)                                   $100        $100        $100        $100        $100
Average market value per unit
(in thousands)                                            $100        $100        $100        $100        $100
Asset coverage per unit 5                             $276,853    $270,318    $277,801    $276,094    $298,017

See notes to
financial statements.

Notes to Financial Highlights

1 Based on the average of the shares outstanding.

2 Assumes dividend reinvestment.

3 Ratios calculated on the basis of expenses relative to the average net assets of common shares. Without the exclusion of preferred shares, the ratios of expenses would have been 1.21%, 1.26%, 1.30%, 1.22% and 1.19%, respectively.

4 Ratios calculated on the basis of net investment income relative to the average net assets of common shares. Without the exclusion of preferred shares, the ratio of net investment income would have been 6.27%, 5.84%, 5.70%, 4.94%, and 5.38%, respectively.

5 Calculated by subtracting the Fund's total liabilities from the Fund's total assets and dividing such amount by the number of ARPS outstanding as of the applicable 1940 Act Evaluation Date, which may differ from the financial reporting date.

See notes to
financial statements.

NOTES TO
STATEMENTS

Note A
Accounting policies

John Hancock Patriot Preferred Dividend Fund (the "Fund") is a diversified closed-end management investment company registered under the Investment Company Act of 1940.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. The Fund determines the net asset value of the common shares each business day.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $2,433,767 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: May 31, 2010 -- $1,226,894, May 31, 2011 -- $1,075,016,
May 31, 2012 -- $79,976, and May 31, 2013 -- $51,881. Net capital losses of
$2,024,773 that are attributable to security transactions incurred after October 31, 2004, are treated as arising on June 1, 2005, the first day of the Fund's next taxable year.

Dividends, interest
and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended May 31, 2004, the tax character of distributions paid was as follows: ordinary income $8,659,015. During the year ended May 31, 2005 the tax character of distributions paid was as follows: ordinary income $7,301,122.

As of May 31, 2005, the components of distributable earnings on a tax basis included $2,849,021 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee and
transactions
with affiliates and others

The Fund has an investment management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of John Hancock Financial Services, Inc. Under the investment management contract, the Fund pays a monthly management fee to the Adviser at an annual rate of 0.80% of the Fund's average weekly net asset value and the value attributable to the Auction Rate Preferred Shares (collectively, "managed assets").

The Fund has an administrative agreement with the Adviser under which the Adviser oversees the custodial, auditing, valuation, accounting, legal, stock transfer and dividend disbursing services, and maintains Fund communications with shareholders. The Fund pays the Adviser a monthly administration fee at an annual rate of 0.15% of the Fund's average weekly managed assets. The compensation for the year amounted to $229,559. The Fund also paid the Adviser the amount of $422 for certain publishing services, included in the printing fees and the amount of $778 for certain compliance costs, included in the miscellaneous expenses.

The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

The Fund is listed for trading on the New York Stock Exchange ("NYSE") and has filed with the NYSE its chief executive officer certification regarding compliance with the NYSE's listing standards. The Fund also files with the Securities and Exchange Commission the certification of its chief executive officer and chief accounting officer required by Section 302 of the Sarbanes-Oxley Act.

Note C
Fund share
transactions

Common shares

The Fund had no common share transactions during the last two years.

Auction Rate
Preferred Shares

The Fund issued 525 shares of Auction Rate Preferred Shares ("ARPS") on July 29, 1993, in a public offering. The underwriting discount of $918,750 and the offering costs of $610,007 associated with the offering of the common shares and ARPS were recorded as a reduction of the capital of common shares.

Dividends on the ARPS, which accrue daily, are cumulative at a rate that was established at the offering of the ARPS and has been reset every 49 days thereafter by an auction. Dividend rates on ARPS ranged from 1.15% to 3.41% during the year ended May 31, 2005. Accrued dividends on ARPS are included in the value of ARPS on the Fund's Statement of Assets and Liabilities.

The ARPS are redeemable at the option of the Fund, at a redemption price equal to $100,000 per share, plus accumulated and unpaid dividends on any dividend payment date. The ARPS are subject to mandatory redemption at a redemption price equal to $100,000 per share, plus accumulated and unpaid dividends, if the Fund is in default on its asset coverage requirements with respect to the ARPS, as defined in the Fund's by-laws. If the dividends on the ARPS shall remain unpaid in an amount equal to two full years' dividends, the holders of the ARPS, as a class, have the right to elect a majority of the Board of Trustees. In general, the holders of the ARPS and the common shareholders have equal voting rights of one vote per share, except that the holders of the ARPS, as a class, vote to elect two members of the Board of Trustees, and separate class votes are required on certain matters that affect the respective interests of the ARPS and common shareholders.

Note D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended May 31, 2005, aggregated $16,998,253 and $21,209,064, respectively.

The cost of investments owned on May 31, 2005, including short-term investments, for federal income tax purposes, was $148,918,120. Gross unrealized appreciation and depreciation of investments aggregated $9,527,434 and $2,184,470, respectively, resulting in net unrealized appreciation of $7,342,964. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

Note E
Reclassification
of accounts

During the year ended May 31, 2005, the Fund reclassified amounts to reflect a decrease in accumulated net realized loss on investments of $241, an increase in accumulated net investment income of $122 and a decrease in capital paid-in of $363. This represents the amounts necessary to report these balances on a tax basis, excluding certain temporary differences, as of May 31, 2005. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, book and tax differences in accounting for deferred compensation. The calculation of net investment income per share in the Fund's Financial Highlights excludes these adjustments.

Note F
Change in
Independent Auditor
(unaudited)

Based on the recommendation of the Audit Committee of the Fund, the Board of Trustees has determined not to retain Deloitte & Touche LLP as the Fund's Independent Registered Public Accounting Firm and voted to appoint PricewaterhouseCoopers LLP for the fiscal year ending May 31, 2006. During the two most recent fiscal years, Deloitte & Touche LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope or accounting principles. Further, there were no disagreements between the Fund and Deloitte & Touche LLP on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of Deloitte & Touche LLP, would have caused them to make reference to the disagreement in their reports.

AUDITORS'
REPORT

Report of Deloitte
& Touche LLP,
Independent
Registered Public
Accounting Firm

To the Board of Trustees and Shareholders of John Hancock Patriot Preferred Dividend Fund,

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of John Hancock Patriot Preferred Dividend Fund (the "Fund"), including the schedule of investments as of May 31, 2005, and the related statement of operations for the year then ended, and the statement of changes in net assets for the years ended May 31, 2004 and 2005 and the financial highlights for each of the years in the five-year period ended May 31, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at May 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of May 31, 2005, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
July 25, 2005

TAX
INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended May 31, 2005.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended May 31, 2005, 100% of the dividends qualifies for the corporate dividends-received deduction.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2005.

Shareholders will be mailed a 2005 U.S. Treasury Department Form 1099-DIV in January 2006. This will reflect the total of all distributions that are taxable for calendar year 2005.

Investment
objective
and policy

The Fund's investment objective is to provide high current income consistent with preservation of capital. The Fund will pursue its objective by investing in preferred stocks that, in the opinion of the Adviser, may be undervalued relative to similar securities in the marketplace.

The quality of ratings of its portfolio investments stipulates that preferred stocks and debt obligations in which the Fund will invest will be rated investment grade (at least "BBB" by S&P or "Baa" by Moody's) at the time of investment or will be preferred stocks of issuers of investment grade senior debt, some of which may have speculative characteristics, or, if not rated, will be of comparable quality as determined by the Adviser. The Fund will invest in common stocks of issuers whose senior debt is rated investment grade or, in the case of issuers that have no rated senior debt outstanding, whose senior debt is considered by the Adviser to be of comparable quality.

The Fund's Trustees approved the following investment policy investment restriction change, effective December 15, 2001. Under normal circumstances the Fund will invest at least 80% of its assets in dividend-paying securities. The "Assets" are defined as net assets including the liquidation preference amount of the ARPS plus borrowings for investment purposes. The Fund will notify shareholders at least 60 days prior to any change in this 80% investment policy.

By-laws

In November 2002, the Board of Trustees adopted several amendments to the Fund's by-laws, including provisions relating to the calling of a special meeting and requiring advance notice of shareholder proposals or nominees for Trustee. The advance notice provisions in the by-laws require shareholders to notify the Fund in writing of any proposal which they intend to present at an annual meeting of shareholders, including any nominations for Trustee, between 90 and 120 days prior to the first anniversary of the mailing date of the notice from the prior year's annual meeting of shareholders. The notification must be in the form prescribed by the by-laws. The advance notice provisions provide the Fund and its Trustees with the opportunity to thoughtfully consider and address the matters proposed before the Fund prepares and mails its proxy statement to shareholders. Other amendments set forth the procedures that must be followed in order for a shareholder to call a special meeting of shareholders. Please contact the Secretary of the Fund for additional information about the advance notice requirements or the other amendments to the by-laws.

On December 16, 2003, the Trustees approved the following change to the Fund's by-laws. The auction preferred section of the Fund's by-laws was changed to update the rating agency requirements, in keeping with recent changes to the agencies' basic maintenance reporting requirements for leveraged closed-end funds. By-laws now require an independent accountant's confirmation only once per year, at the Fund's fiscal year end, and changes to the agencies' basic maintenance reporting requirements that include modifications to the eligible assets and their respective discount factors. These revisions bring the Fund's by-laws in line with current rating agency requirements.

On September 14, 2004, the Trustees approved an amendment to the Fund's by-laws increasing the maximum applicable dividend rate ceiling on the preferred shares to conform with the modern calculation methodology used by the industry and other John Hancock funds.

Dividends and
distributions

During the year ended May 31, 2005, dividends from net investment income totaling $0.8640 per share were paid to shareholders. The dates of payments and the amounts per share are as follows:

                           INCOME
PAYMENT DATE             DIVIDEND
---------------------------------
June 4, 2004              $0.0720
July 8, 2004               0.0720
August 5, 2004             0.0720
September 7, 2004          0.0720
October 7, 2004            0.0720
November 4, 2004           0.0720
December 6, 2004           0.0720
January 6, 2005            0.0720
February 4, 2005           0.0720
March 4, 2005              0.0720
April 7, 2005              0.0720
May 5, 2005                0.0720

Dividend
reinvestment plan

The Fund offers its shareholders a Dividend Reinvestment Plan (the "Plan"), which offers the opportunity to earn compounded yields. Each holder of common shares may elect to have all distributions of dividends and capital gains reinvested by Mellon Investor Services, as plan agent for the common shareholders (the "Plan Agent"). Holders of common shares who do not elect to participate in the Plan will receive all distributions in cash, paid by check mailed directly to the shareholder of record (or, if the common shares are held in street or other nominee name, then to the nominee) by the Plan Agent, as dividend disbursing agent.

Shareholders may join the Plan by filling out and mailing an authorization card, by notifying the Plan Agent by telephone, or by visiting the Plan Agent's Web site at www.melloninvestor.com. Shareholders must indicate an election to reinvest all or a portion of dividend payments. If received in proper form by the Plan Agent before the record date of a dividend, the election will be effective with respect to all dividends paid after such record date. Shareholders whose shares are held in the name of a broker or nominee should contact the broker or nominee to determine whether and how they may participate in the Plan.

If the Fund declares a dividend payable either in common shares or in cash, non- participants will receive cash and participants in the Plan will receive the equivalent in common shares. If the market price of the common shares on the payment date of the dividend is equal to or exceeds their net asset value as determined on the payment date, participants will be issued common shares (out of authorized but unissued shares) at a value equal to the higher of net asset value or 95% of the market price. If the net asset value exceeds the market price of the common shares at such time, or if the Board of Trustees declares a dividend payable only in cash, the Plan Agent will, as agent for Plan participants, buy shares in the open market, on the New York Stock Exchange or elsewhere, for the participant's accounts. Such purchases will be made promptly after the payable date for such dividend and, in any event, prior to the next ex-dividend date after such date, except where necessary to comply with federal securities laws. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of the common shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the common shares, resulting in the acquisition of fewer shares than if the dividend had been paid in shares issued by the Fund.

Each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions. In each case, the cost per share of the shares purchased for each participant's account will be the average cost, including brokerage commissions, of any shares purchased on the open market plus the cost of any shares issued by the Fund. There will be no brokerage charges with respect to common shares issued directly by the Fund. There are no other charges to participants for reinvesting dividends or capital gain distributions.

Participants in the Plan may withdraw from the Plan at any time by contacting the Plan Agent by telephone, in writing or by visiting the Plan Agent's Web site at www.melloninvestor.com. Such withdrawal will be effective immediately if received not less than ten days prior to a dividend record date; otherwise, it will be effective for all subsequent dividend record dates. When a participant withdraws from the Plan or upon termination of the Plan, as provided below, certificates for whole common shares credited to his or her account under the Plan will be issued and a cash payment will be made for any fraction of a share credited to such account.

The Plan Agent maintains each shareholder's account in the Plan and furnishes monthly written confirmations of all transactions in the accounts, including information needed by the shareholders for personal and tax records. The Plan Agent will hold common shares in the account of each Plan participant in non-certificated form in the name of the participant. Proxy material relating to the shareholders' meetings of the Fund will include those shares purchased as well as shares held pursuant to the Plan.

The reinvestment of dividends and distributions will not relieve participants of any federal income tax that may be payable or required to be withheld on such dividends or distributions. Participants under the Plan will receive tax information annually. The amount of dividend to be reported on 1099-DIV should be (1) in the case of shares issued by the Fund, the fair market value of such shares on the dividend payment date and (2) in the case of shares purchased by the Plan Agent in the open market, the amount of cash used by the Plan Agent to purchase shares in the open market, including the amount of cash allocated to brokerage commissions paid on such purchases.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan as applied to any dividend or distribution paid subsequent to written notice of the change sent to all shareholders of the Fund at least 90 days before the record date for the dividend or distribution. The Plan may be amended or terminated by the Plan Agent after at least 90 days' written notice to all shareholders of the Fund. All correspondence or additional information concerning the Plan should be directed to the Plan Agent, Mellon Bank, N.A., c/o Mellon Investor Services, P.O. Box 3338, South Hackensack, NJ 07606-1938 (telephone 1-800-852-0218).

Shareholder
communication
and assistance

If you have any questions concerning the Fund, we will be pleased to assist you. If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the Fund to the transfer agent at:

Mellon Investor Services
85 Challenger Road
Overpeck Centre
Ridgefield Park, NJ 07660
Telephone 1-800-852-0218

If your shares are held with a brokerage firm, you should contact that firm, bank or other nominee for assistance.

Shareholder meeting

On May 26, 2005, the Annual Meeting of the Fund was held to elect four Trustees and to ratify the actions of the Trustees in selecting independent auditors for the Fund.

Proxies covering 5,628,966 shares of beneficial interest were voted at the meeting. The common shareholders elected the following Trustees to serve until their respective successors are duly elected and qualified, with the votes tabulated as follows:

                                                WITHHELD
                               FOR             AUTHORITY
--------------------------------------------------------
James F. Carlin                5,581,364          47,217
William H. Cunningham          5,577,854          50,727
Richard P. Chapman, Jr.        5,577,012          51,569
James A. Shepherdson*          5,582,102          46,479

* Mr. James A. Shepherdson resigned effective July 15, 2005.

The preferred shareholders elected Patti McGill Peterson to serve as the Fund's Trustee until her successor is duly elected and qualified with the votes tabulated as follows: 385 FOR, 0 AGAINST and 0 ABSTAINING.

The common and preferred shareholders ratified the Trustees' selection of Deloitte & Touche LLP as the Fund's independent auditor for the fiscal year ending May 31, 2005, with votes tabulated as follows: 5,572,596 FOR, 18,648 AGAINST and 37,722 ABSTAINING.

TRUSTEES
& OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, age                                                                                                       Number of
Position(s) held with Fund                                                                  Trustee             John Hancock
Principal occupation(s) and other                                                           of Fund             funds overseen
directorships during past 5 years                                                           since 1             by Trustee
Charles L. Ladner, 2 Born: 1938                                                             1993                51
Independent Chairman (since 2004); Chairman and Trustee, Dunwoody
Village, Inc. (retirement services) (until 2003); Senior Vice President and
Chief Financial Officer, UGI Corporation (public utility holding company)
(retired 1998); Vice President and Director for AmeriGas, Inc. (retired
1998); Director of AmeriGas Partners, L.P. (until 1997) (gas distribution);
Director, EnergyNorth, Inc. (until 1995); Director, Parks and History
Association (since 2001).

James F. Carlin, Born: 1940                                                                 1993                51
Director and Treasurer, Alpha Analytical Inc. (analytical laboratory) (since 1985);
Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995);
Part Owner and Vice President, Mone Lawrence Carlin Insurance Agency, Inc.
(since 1996); Director and Treasurer, Rizzo Associates (engineering) (until 2000);
Chairman and CEO, Carlin Consolidated, Inc. (management/investments) (since
1987); Director and Partner, Proctor Carlin & Co., Inc. (until 1999); Trustee,
Massachusetts Health and Education Tax Exempt Trust (since 1993); Director of the following: Uno Restaurant Corp. (until 2001), Arbella Mutual (insurance)
(until 2000), HealthPlan Services, Inc. (until 1999), Flagship Healthcare, Inc. (until
1999), Carlin Insurance Agency, Inc. (until 1999); Chairman, Massachusetts
Board of Higher Education (until 1999).

Richard P. Chapman, Jr., 2 Born: 1935                                                       2005                51
President and Chief Executive Officer, Brookline Bancorp Inc. (lending)
(since 1972); Director, Lumber Insurance Co. (insurance) (until 2000);
Chairman and Director, Northeast Retirement Services, Inc. (retirement administration) (since 1998).

William H. Cunningham, Born: 1944                                                           1995                51
Former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Chairman and CEO, IBT Technologies
(until 2001); Director of the following: The University of Texas Investment
Management Company (until 2000), Hire.com (until 2004), STC Broadcasting,
Inc. and Sunrise Television Corp. (electronic manufacturing) (until 2001),
Symtx, Inc. (electronic manufacturing) (since 2001), Adorno/Rogers Technology,
Inc. (until 2004), Pinnacle Foods Corporation (until 2003), rateGenius (Internet


24


Independent Trustees (continued)

Name, age                                                                                                       Number of
Position(s) held with Fund                                                                  Trustee             John Hancock
Principal occupation(s) and other                                                           of Fund             funds overseen
directorships during past 5 years                                                           since 1             by Trustee
William H. Cunningham, Born: 1944 (continued)                                               1995                51
service) (until 2003), Jefferson-Pilot Corporation (diversified life insurance company) (since 1985), New Century Equity Holdings (formerly Billing Concepts)
(until 2001), eCertain (until 2001), ClassMap.com (until 2001), Agile Ventures
(until 2001), LBJ Foundation (until 2000), Golfsmith International, Inc.
(until 2000), Metamor Worldwide (until 2000), AskRed.com (until 2001),
Southwest Airlines (since 2000) and Introgen (since 2000); Advisory Director,
Q Investments (until 2003); Advisory Director, Chase Bank (formerly Texas
Commerce Bank -- Austin) (since 1988), LIN Television (since 2002), WilTel
Communications (until 2003) and Hayes Lemmerz International, Inc.
(diversified automotive parts supply company) (since 2003).

Ronald R. Dion, Born: 1946                                                                  1998                51
Chairman and Chief Executive Officer, R.M. Bradley & Co., Inc.; Director,
The New England Council and Massachusetts Roundtable; Trustee, North
Shore Medical Center; Director, Boston Stock Exchange; Director, BJ's
Wholesale Club, Inc. and a corporator of the Eastern Bank; Trustee,
Emmanuel College; Director, Boston Municipal Research Bureau; Member
of the Advisory Board, Carroll Graduate School of Management at
Boston College.

John A. Moore, 2 Born: 1939                                                                 2002                51
President and Chief Executive Officer, Institute for Evaluating Health
Risks, (nonprofit institution) (until 2001); Chief Scientist, Sciences
International (health research) (until 2003); Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT (nonprofit research) (since 2002).

Patti McGill Peterson, 2 Born: 1943                                                         2002                51
Executive Director, Council for International Exchange of Scholars and
Vice President, Institute of International Education (since 1998);
Senior Fellow, Cornell Institute of Public Affairs, Cornell University (until
1998); Former President of Wells College and St. Lawrence University;
Director, Niagara Mohawk Power Corporation (until 2003); Director, Ford
Foundation, International Fellowships Program (since 2002); Director,
Lois Roth Endowment (since 2002); Director, Council for International
Educational Exchange (since 2003).

Steven R. Pruchansky, Born: 1944                                                            1993                51
Chairman and Chief Executive Officer, Greenscapes of Southwest
Florida, Inc. (since 2000); Director and President, Greenscapes of
Southwest Florida, Inc. (until 2000); Managing Director, JonJames, LLC
(real estate) (since 2001); Director, First Signature Bank & Trust Company
(until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell
Building Corp. (until 1991).


25



Principal officers who are not Trustees

Name, age
Position(s) held with Fund                                                                                      Officer
Principal occupation(s) and                                                                                     of Fund
directorships during past 5 years                                                                               since
Keith F. Hartstein, Born: 1956                                                                                  2005
President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director,
President and Chief Executive Officer, John Hancock Advisers, LLC (the
"Adviser") and The Berkeley Financial Group, LLC ("The Berkeley Group")
(holding company); Director, President and Chief Executive Officer, John
Hancock Funds, LLC. ("John Hancock Funds"); Director, President and Chief
Executive Officer, Sovereign Asset Management Corporation ("SAMCorp.");
Director, John Hancock Signature Services, Inc.; Director, Chairman and
President, NM Capital Management, Inc. (NM Capital); Chairman, Investment
Company Institute Sales Force Marketing Committee (since 2003); Executive
Vice President, John Hancock Funds, LLC (until 2005).

William H. King, Born: 1952                                                                                     1993
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President and Treasurer of each of the John Hancock funds; Assistant Treasurer of each of the John Hancock funds (until 2001).


The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

For more information

The Fund's proxy voting policies, procedures and records are available without charge, upon request:

By phone            On the Fund's Web site        On the SEC's Web site

1-800-225-5291      www.jhfunds.com/proxy         www.sec.gov


Investment adviser

John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent for
common shareholders

Mellon Investor Services
85 Challenger Road
Overpeck Centre
Ridgefield Park, NJ 07660

Transfer agent for ARPS

Deutsche Bank Trust
Company Americas
280 Park Avenue
New York, NY 10017

Legal counsel

Wilmer Cutler Pickering
Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

Independent registered
public accounting firm

Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

Stock symbol

Listed New York Stock
Exchange:
PPF

For shareholder assistance
refer to page 22


How to contact us

Internet   www.jhfunds.com

Mail       Regular mail:
           Mellon Investor Services
           85 Challenger Road
           Overpeck Centre
           Ridgefield Park, NJ 07660

Phone      Customer service representatives        1-800-852-0218
           Portfolio commentary                    1-800-344-7054
           24-hour automated information           1-800-843-0090
           TDD line                                1-800-231-5469

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission's Web site, www.sec.gov.

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-852-0218
1-800-843-0090 EASI-Line
1-800-231-5469 (TDD)

www.jhfunds.com

PRESORTED
STANDARD
U. S. POSTAGE
PAID
MIS


P700A  5/05
       7/05

ITEM 2.  CODE OF ETHICS.

As of the end of the period, May 31, 2005, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Senior Financial Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

The code of ethics was amended effective February 1, 2005 to address new Rule 204A-1 under the Investment Advisers Act of 1940 and to make other related changes.

The most significant amendments were:

(a) Broadening of the General Principles of the code to cover compliance with all federal securities laws.

(b) Eliminating the interim requirements (since the first quarter of 2004) for access persons to preclear their personal trades of John Hancock mutual funds. This was replaced by post-trade reporting and a 30 day hold requirement for all employees.

(c) A new requirement for "heightened preclearance" with investment supervisors by any access person trading in a personal position worth $100,000 or more.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Charles L. Ladner is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the audit of the registrant's annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $31,200 for the fiscal year ended May 31, 2004 and $33,000 for the fiscal year ended May 31, 2005. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

There were no audit-related fees during the fiscal year ended May 31, 2004 and fiscal year ended May 31, 2005 billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates").

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning ("tax fees") amounted to $2,250 for the fiscal year ended May 31, 2004 and $2,400 for the fiscal year ended May 31, 2005. The nature of the services comprising the tax fees was the review of the registrant's income tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee. There were no tax fees billed to the control affiliates.

(d) All Other Fees

The all other fees billed to the registrant for products and services provided by the principal accountant were $4,000 for the fiscal year ended May 31, 2004 and $4,000 for the fiscal year ended May 31, 2005. There were no other fees during the fiscal year ended May 31, 2004 and fiscal year ended May 31, 2005 billed to control affiliates for products and services provided by the principal accountant. The nature of the services comprising the all other fees was related to the principal accountant's report on the registrant's Eligible Asset Coverage. These fees were approved by the registrant's audit committee.

(e)(1) See attachment "Approval of Audit, Audit-related, Tax and Other Services", with the audit committee pre-approval policies and procedures.

(e)(2) There were no fees that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended May 31, 2004 and May 31, 2005 on behalf of the registrant or on behalf of the control affiliates that relate directly to the operations and financial reporting of the registrant.

(f) According to the registrant's principal accountant, for the fiscal year ended May 31, 2005, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates for each of the last two fiscal years of the registrant were $41,188 for the fiscal year ended May 31, 2004, and $71,400 for the fiscal year ended May 31, 2005.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Charles L. Ladner - Chairman
Richard P. Chapman, Jr.
Dr. John A. Moore
Patti McGill Peterson

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

See attached Exhibit "Proxy Voting Policies and Procedures."

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend
nominees to the registrant's Board of Trustees.   A copy of the procedures
is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds
- Administration Committee Charter" and "John Hancock Funds - Governance Committee Charter".

ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Proxy Voting Policies and Procedures are attached.

(c)(2) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds - Administration Committee Charter" and "John Hancock Funds - Governance Committee Charter".

(c)(3) Approval of Audit, Audit-related, Tax and Other Services is attached.

(c)(4) Contact person at the registrant.



SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Patriot Preferred Dividend Fund

By: /S/ Keith F. Hartstein
    ------------------------------
    Keith F. Hartstein
    President and Chief Executive Officer

Date:    July 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ Keith F. Hartstein
    ------------------------------
    Keith F. Hartstein
    President and Chief Executive Officer

Date:    July 25, 2005


By: /S/ William H. King
    ------------------------------
    William H. King
    Vice President and Treasurer

Date:    July 25, 2005